Vessels, net and Advances for Vessels Acquisitions	6 Months Ended
Jun. 30, 2022
Vessels, net and Advances for Vessels Acquisitions [Abstract]
Vessels, net and Advances for Vessels Acquisitions / Under Construction
4(a).	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	163,501	(6,916)	156,585
— Transferred from advances for vessels under construction	245,763	-	245,763
— Depreciation	-	(6,114)	(6,114)
Balance, June 30, 2022	409,264	(13,030)	396,234

M/T’s Eco Los Angeles and Eco City of Angels classified as held for sale as of December 31, 2021 were sold on February 28 and March 15, 2022 to unaffiliated third parties and the Company realized a gain of $78 which is included the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).

The Company’s vessel’s titles have been transferred to their respective financing banks under each respective vessel’s sale and leaseback agreement as a security, in the case of vessels sold and leased back and in the case of vessels financed via bank loans the respective vessels have been mortgaged as security under each loan facility.

4(b).	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions/ under construction
Balance, December 31, 2021	30,579
— Advances paid	213,429
— Capitalized expenses	1,755
— Transferred to Vessels, net	(245,763)
Balance, June 30, 2022	-

On January 17, March 2 and March 4, 2022 the Company took delivery of M/T Julius Caesar (Hull No. 3213), M/T Legio X Equestris (Hull No. 3214) and M/T Eco Oceano Ca (Hull No. 871) respectively and related Advances for vessels acquisitions / under construction were transferred to Vessels, net.